Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31, 2017	December 31, 2016
Available-for-sale equity securities	11	11
Trading equity securities	9	8
Long-term State receivables	417	388
Long-term receivables from third parties	1	1
Prepaid for pension	1	—
Deposits and other non-current assets	36	26

Total	475	434